UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.D. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
					Name:   Atlas Brown, Inc.
					Address:333 E. Main Street, Suite 400
						Louisville, KY 40202
					13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manger:

Name:			M. Scott Robinson
Title:			Chief Compliance Officer
Phone:			502-271-2914
Signature,			Place,		and Date of Signing:
M. Scott Robinson		Louisville		November 12, 2012
Report Type (Check only one.)
						[X]13F HOLDINGS REPORT.
						[ ] 13F NOTICE.
						[ ] 13F COMBINATION REPORT.
List of Other Mangers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:					127
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:	836251
List of Other Included Managers:		0

No. 13F File Number

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101     1346 14560.00 SH       Sole                 14560.00
Abbott Laboratories            COM              002824100     1889 27552.00 SH       Sole                 27552.00
Air Prods & Chems Inc          COM              009158106      248  3000.00 SH       Sole                  3000.00
Allergan Inc                   COM              018490102     2238 24435.00 SH       Sole                 24435.00
Altria Group Inc               COM              02209s103      320  9590.00 SH       Sole                  9590.00
American Express Co            COM              025816109      346  6093.00 SH       Sole                  6093.00
Apple Inc                      COM              037833100     3059  4585.00 SH       Sole                  4585.00
Applied Materials Inc          COM              038222105      472 42245.00 SH       Sole                 42245.00
AT&T Inc                       COM              00206r102      534 14152.00 SH       Sole                 14152.00
Automatic Data Processing Inc  COM              053015103     1224 20866.00 SH       Sole                 20866.00
Berkshire Hathaway Inc Cl B    COM              084670702      666  7550.00 SH       Sole                  7550.00
Boyle Bancorp Inc              COM              103442109      223  5748.00 SH       Sole                  5748.00
Bristol-Myers Squibb Co        COM              110122108     1088 32239.00 SH       Sole                 32239.00
Brown Forman Corp Cl A         COM              115637100   354593 5672584.00SH      Sole               5672584.00
Brown Forman Corp Cl B         COM              115637209   557305 8541070.55SH      Sole               8541070.55
Caterpillar Inc                COM              149123101      275  3201.00 SH       Sole                  3201.00
Celgene Corp                   COM              151020104      420  5496.00 SH       Sole                  5496.00
Chevron Corp                   COM              166764100     1619 13891.00 SH       Sole                 13891.00
Cincinnati Financial Corp      COM              172062101      467 12323.00 SH       Sole                 12323.00
Cisco Systems Inc              COM              17275r102      309 16208.00 SH       Sole                 16208.00
Coca-Cola Co                   COM              191216100     2122 55952.00 SH       Sole                 55952.00
Colgate Palmolive Co           COM              194162103      922  8600.00 SH       Sole                  8600.00
Comcast Corp Cl A              COM              20030n101      377 10550.00 SH       Sole                 10550.00
ConocoPhillips                 COM              20825c104      662 11570.00 SH       Sole                 11570.00
Costco Wholesale Corp          COM              22160k105      250  2500.00 SH       Sole                  2500.00
Danaher Corp                   COM              235851102      389  7045.00 SH       Sole                  7045.00
Disney Walt Co Disney          COM              254687106     1048 20041.00 SH       Sole                 20041.00
Donaldson Inc                  COM              257651109      598 17228.00 SH       Sole                 17228.00
Dover Corp                     COM              260003108      990 16641.00 SH       Sole                 16641.00
Duke Energy Corp               COM              26441c204      641  9892.00 SH       Sole                  9892.00
Eclipse Bank Inc Louisville KY COM                             209 26250.00 SH       Sole                 26250.00
EQT Corp                       COM              26884l109      380  6440.00 SH       Sole                  6440.00
Express Scripts Holding Co     COM              30219g108      286  4574.00 SH       Sole                  4574.00
Exxon Mobil Corp               COM              30231g102     5220 57077.00 SH       Sole                 57077.00
Ford Motor Co                  COM              345370860      117 11908.00 SH       Sole                 11908.00
Freeport-McMoran Copper & Gold COM              35671d857      400 10116.00 SH       Sole                 10116.00
General Electric Co            COM              369604103     2189 96378.00 SH       Sole                 96378.00
Google Inc Cl A                COM              38259p508      410   544.00 SH       Sole                   544.00
Home Depot Inc                 COM              437076102      671 11108.00 SH       Sole                 11108.00
Humana Inc                     COM              444859102      410  5848.00 SH       Sole                  5848.00
Hyster Yale Materials Handling COM              449172105      278  6506.00 SH       Sole                  6506.00
Idexx Laboratories Inc         COM              45168d104      211  2127.00 SH       Sole                  2127.00
Illinois Tool Works Inc        COM              452308109      271  4565.00 SH       Sole                  4565.00
Intel Corp                     COM              458140100     1485 65551.00 SH       Sole                 65551.00
International Business Machine COM              459200101     2295 11063.00 SH       Sole                 11063.00
Johnson & Johnson              COM              478160104     3942 57207.00 SH       Sole                 57207.00
Johnson Controls Inc           COM              478366107      352 12847.00 SH       Sole                 12847.00
JPMorgan Chase & Co            COM              46625h100     2202 54391.00 SH       Sole                 54391.00
Kraft Foods Inc Cl A           COM              50075n104      411  9938.00 SH       Sole                  9938.00
McDonalds Corp                 COM              580135101     1835 20004.00 SH       Sole                 20004.00
Merck & Co Inc                 COM              58933y105      308  6838.00 SH       Sole                  6838.00
Microsoft Corp                 COM              594918104     1148 38562.00 SH       Sole                 38562.00
Nacco Industries Inc Cl A      COM              629579103      816  6506.00 SH       Sole                  6506.00
NextEra Energy Inc             COM              65339f101      264  3750.00 SH       Sole                  3750.00
Norfolk Southern Corp          COM              655844108      332  5220.00 SH       Sole                  5220.00
Occidental Petroleum Corp      COM              674599105      439  5100.00 SH       Sole                  5100.00
Omnicom Group Inc              COM              681919106      406  7867.00 SH       Sole                  7867.00
Oracle Corp                    COM              68389x105      934 29679.00 SH       Sole                 29679.00
Papa Johns Intl Inc            COM              698813102      288  5400.00 SH       Sole                  5400.00
PepsiCo Inc                    COM              713448108     2676 37818.00 SH       Sole                 37818.00
Pfizer Inc                     COM              717081103      694 27909.00 SH       Sole                 27909.00
Philip Morris Intl Inc         COM              718172109      965 10724.00 SH       Sole                 10724.00
Phillips 66                    COM              718546104      253  5460.00 SH       Sole                  5460.00
PNC Financial Services Group I COM              693475105      432  6847.00 SH       Sole                  6847.00
PPG Industries Inc             COM              693506107      358  3118.00 SH       Sole                  3118.00
Praxair Inc                    COM              74005p104      472  4542.00 SH       Sole                  4542.00
Procter & Gamble Co            COM              742718109     4332 62459.00 SH       Sole                 62459.00
Qualcomm Inc                   COM              747525103      213  3415.00 SH       Sole                  3415.00
Raytheon Co                    COM              755111507      472  8265.00 SH       Sole                  8265.00
Schlumberger Ltd               COM              806857108      617  8534.00 SH       Sole                  8534.00
Synovus Financial Corp         COM              87161c105       40 16900.00 SH       Sole                 16900.00
Target Corp                    COM              87612e106      205  3228.00 SH       Sole                  3228.00
TJX Cos Inc                    COM              872540109     1182 26400.00 SH       Sole                 26400.00
Union Pacific Corp             COM              907818108      234  1970.00 SH       Sole                  1970.00
US Bancorp Del                 COM              902973304      793 23125.00 SH       Sole                 23125.00
Verizon Communications Inc     COM              92343v104      344  7558.00 SH       Sole                  7558.00
Wal-Mart Stores Inc            COM              931142103      689  9334.00 SH       Sole                  9334.00
Walgreen Co                    COM              931422109     1657 45468.00 SH       Sole                 45468.00
Waters Corp                    COM              941848103      704  8449.00 SH       Sole                  8449.00
Wells Fargo & Co               COM              949746101      488 14120.00 SH       Sole                 14120.00
World Hockey Assn Corp         COM              98148a203        0 400000.00SH       Sole                400000.00
thisMoment Inc Ser A Conv Pfd                                   77 115581.00SH       Sole                115581.00
GlaxoSmithKline PLC Sp ADR                      37733w105     1891 40886.00 SH       Sole                 40886.00
Royal Dutch Shell PLC Sp ADR A                  780259206      303  4367.00 SH       Sole                  4367.00
Teva Pharmaceutical Industries                  881624209      399  9624.00 SH       Sole                  9624.00
Unilever NV NY                                  904784709      329  9285.00 SH       Sole                  9285.00
iShares Inc MSCI Brazil                         464286400     1746 32289.42 SH       Sole                 32289.42
iShares Tr MSCI EAFE Index                      464287465     5248 99014.67 SH       Sole                 99014.67
iShares Tr MSCI Emerg Mkt                       464287234     3321 80362.94 SH       Sole                 80362.94
iShares Tr Russell 1000 Growth                  464287614     2696 40425.42 SH       Sole                 40425.42
iShares Tr Russell 1000 Value                   464287598     3217 44564.16 SH       Sole                 44564.16
iShares Tr Russell 2000                         464287655      785  9405.00 SH       Sole                  9405.00
iShares Tr Russell 2000 Growth                  464287648     2958 30935.04 SH       Sole                 30935.04
iShares Tr Russell 2000 Value                   464287630     3252 43986.26 SH       Sole                 43986.26
iShares Tr Russell Mid Cap                      464287499     1147 10358.00 SH       Sole                 10358.00
iShares Tr Russell Mid Cap Gro                  464287481     2410 38774.79 SH       Sole                 38774.79
iShares Tr Russell Mid Cap Val                  464287473     3405 69889.42 SH       Sole                 69889.42
iShares Tr S&P Latin America 4                  464287390     1750 41097.00 SH       Sole                 41097.00
PowerShares Global ETF Trust P                  73936t565      431 29135.00 SH       Sole                 29135.00
SPDR Series Trust DJ REIT ETF                   78464a607     6240 86716.45 SH       Sole                 86716.45
WisdomTree Trust India Earning                  97717w422     1699 89683.81 SH       Sole                 89683.81
AMCAP Fund Inc Cl F-2                           023375827     1515 70849.588SH       Sole                70849.588
American Century Cap Portfolio                  025076852      424 49170.616SH       Sole                49170.616
American Mutual Fund Inc                        027681105      202 7129.347 SH       Sole                 7129.347
American Mutual Fund Inc Cl F-                  027681824     1952 68867.930SH       Sole                68867.930
Columbia Funds Ser Tr 1 Small                   19765n567     1997 44992.650SH       Sole                44992.650
EuroPacific Growth Fund Cl F-2                  29875e100     2715 68341.030SH       Sole                68341.030
Fleming Cap Mutual Fund Group                   339128308     8729 319394.797SH      Sole               319394.797
Forum Funds Absolute Strat Ins                  34984t600     3865 343576.234SH      Sole               343576.234
Franklin Custodian Funds Inc G                  353496508      385 7672.592 SH       Sole                 7672.592
Goldman Sachs N11 Equity Inst                   38145l844     1802 174579.371SH      Sole               174579.371
Goldman Sachs Tr Growth Opport                  38142y104     4205 173709.096SH      Sole               173709.096
Goldman Sachs Tr Small Cap Val                  38142v209     1836 39653.250SH       Sole                39653.250
Harbor Fund Intl Fund Inst                      411511306      698 11866.605SH       Sole                11866.605
Heartland Group Inc Value Plus                  422352849     3737 122674.762SH      Sole               122674.762
Income Fund America Inc                         453320103      223 12420.824SH       Sole                12420.824
Janus Triton Fund I                             47103c357      451 24744.679SH       Sole                24744.679
Manning & Napier Fund Inc Worl                  563821545     3488 468780.448SH      Sole               468780.448
Matthews Asian Growth & Income                  577130206     2097 116577.661SH      Sole               116577.661
Matthews China Fund                             577130701     1751 79230.639SH       Sole                79230.639
Matthews India Funds                            577130859     1800 101430.209SH      Sole               101430.209
MFS Ser Tr X Growth Alloc Cl A                  55273g736      255 16890.346SH       Sole                16890.346
Morgan Dempsey Small/Micro Cap                  89833w477      863 82395.397SH       Sole                82395.397
Oppenheimer Developing Markets                  683974109     1669 49207.376SH       Sole                49207.376
Prudential Jennison Mid Cap Gr                  74441c808     3082 92186.857SH       Sole                92186.857
T Rowe Price Equity Income Fun                  779547108      350 13403.500SH       Sole                13403.500
Vanguard Index Funds Small Cap                  922908827     6802 274481.019SH      Sole               274481.019